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Government Securities Portfolio
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Supplement [Text Block]	ck0001227155_SupplementTextBlock

Prospectus Supplement

September 29, 2016

Morgan Stanley Institutional Liquidity Funds

Supplement dated September 29, 2016 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2016

Government Securities Portfolio (the "Portfolio")

Risk/Return [Heading]	rr_RiskReturnHeading	Government Securities Portfolio
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The following is hereby added as the last sentence of the section of the Portfolio's Prospectuses entitled "Portfolio Summary—Government Securities Portfolio—Principal Investment Strategies":

The Portfolio may also invest in repurchase agreements with the Federal Reserve Bank of New York.